INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
INCOME TAXES

21.          INCOME TAXES

Enterprise income tax

Cayman Islands

The Company is a tax exempt company incorporated in the Cayman Islands and conducts substantially all of its business through its subsidiaries and VIEs.

United States of America

ChinaCache North America, Inc. was registered in California, United States of America in 2007.  The entity is subject to both California State Income Tax (8.84%) and Federal Income Tax (graduated income tax rate up to 35%) on its taxable income under the current laws of the state of California and United States of America. For the years ended December 31, 2009, 2010, and 2011, due to losses generated in the period, ChinaCache North America, Inc. has incurred only minimal tax expense.

Hong Kong

ChinaCache Networks (Hong Kong) Limited, the Company’s wholly owned subsidiary incorporated in Hong Kong, is subject to Hong Kong corporate income tax at a rate of 16.5% on the estimated assessable profits arising in Hong Kong. For the years ended December 31, 2009, 2010 and 2011, ChinaCache Networks (Hong Kong) Limited had no provision for income taxes, as it had no assessable profits during these years.

The PRC

ChinaCache Beijing, Beijing Blue IT, Beijing Jingtian, Shanghai JNet and Xin Run are registered in the PRC and subject to PRC enterprise income tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws.

Prior to January 1, 2008, both ChinaCache Beijing and Beijing Blue IT, located in the Beijing Zhongguancun Science Park, were certified as High and New Technology Enterprises (“HNTE”), eligible for a tax holiday and 15% preferential tax rate.  The tax holiday provided each entity a 100% exemption from EIT beginning from its first year of cumulative profit, and a 50% exemption of EIT for the next three years.  The entities were entitled to these tax benefits so long as they continued to qualify as HNTE.  As such, Beijing Blue IT was entitled to a 15% tax rate and ChinaCache Beijing was first exempt from income taxes during the year ended December 31, 2007.

On March 16, 2007, the National People’s Congress enacted the Enterprise Income Tax Law (“the New EIT Law”), effective on January 1, 2008.  The New EIT Law unified the previously-existing separate income tax laws for domestic enterprises and foreign invested enterprises (“FIEs”) and adopted a unified 25% enterprise income tax rate applicable to all resident enterprises in China, except for certain entities eligible for preferential tax rates and grandfather rules stipulated by the New EIT Law.  In accordance with the implementation rules of the New EIT Law, entities that previously qualified for HNTE do not automatically qualify for similar preferential tax treatments under the New EIT Law.

On December 18, 2008, Beijing Blue IT received official approval for its HNTE status under the New EIT Law.  The HNTE status is valid for three years from 2008 to 2010 and thereafter for an additional three years through an administrative renewal process. Beijing Blue IT did not obtain the renewal of the HNTE certificate in 2011. Thus, Beijing Blue IT was subject to EIT at a rate of 15% and 25% for the years ended December 31, 2010 and 2011, respectively.

On December 24, 2010, ChinaCache Beijing received official approval for its HNTE status under the New EIT Law.  The HNTE status is valid for three years from 2010 to 2012 and thereafter for an additional three years through an administrative renewal process. ChinaCache Beijing was subject to EIT at a rate of 25% and 15% for the years ended December 31, 2010 and 2011, respectively.

The Company’s other PRC subsidiaries were subject to EIT at a rate of 25% for the years ended December 31, 2010 and 2011.

Under the New EIT Law, dividends paid by PRC enterprises out of profits earned post-2007 to non-PRC tax resident investors are subject to PRC withholding tax of 10%. A lower withholding tax rate may be applied based on applicable tax treaty with certain countries.

The New EIT Law also provides that enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC are considered PRC tax resident enterprises and subject to PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of December 31, 2011, no applicable detailed interpretation or guidance has been issued to define “place of effective management” for non Chinese-Source-Fund controlled enterprises. Furthermore, as of December 31, 2011, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. The Company has analyzed the applicability of this law and considered that the Company and non-PRC subsidiaries do not have a place of effective management in the PRC.  However, the Company will continue to monitor the related development and application.

Loss from continuing operations before income tax expense consists of:

	For the Years Ended December 31,
	2009	2010	2011
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Non-PRC	(24,238)	(118,764)	(23,512)	(3,736)
PRC	(3,847)	51,521	23,143	3,677

	(28,085)	(67,243)	(369)	(59)

The income tax expense (benefit) comprises:

	For the Years Ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000

Current	415	12,466	13,188	2,096
Deferred	1,403	(23,370)	(2,043)	(325)

	1,818	(10,904)	11,145	1,771

The reconciliation of tax computed by applying the statutory income tax rate of 25% applicable to the PRC operations to income tax expense for the years ended December 31, 2009, 2010 and 2011, is as follows:

	For the Years Ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000

Loss from continuing operations before income tax expense	(28,085)	(67,243)	(369)	(59)

Income tax computed at PRC statutory tax rate of 25%	(7,021)	(16,811)	(93)	(15)
Preferential tax rates	(187)	(5,049)	(948)	(151)
International rate differences	8,159	30,007	13,514	2,147
Research and development expenses	(1,264)	(787)	(2,660)	(423)
Non-deductible expenses	3,714	2,903	5,117	814
Effect of changes in tax rates on deferred taxes	—	(38)	(1,586)	(252)

Deferred tax on outside basis differences	1,403	(16,684)	—	—

Changes in unrecognized tax benefits	411	(295)	(480)	(76)
Changes in the valuation allowance	(3,397)	(4,776)	(1,719)	(273)
Deferred tax true up	—	626	—	—

Income tax expense (benefit)	1,818	(10,904)	11,145	1,771

Deferred tax assets and liabilities reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.  The components of deferred tax assets and liabilities are as follows:

	As of December 31,
	2009	2010	2011
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Deferred tax assets:
Current:
- Allowance for doubtful accounts	586	567	431	68
- Accruals	1,878	3,752	5,414	861
Valuation allowance	(2,464)	—	—	—

Net current deferred tax assets	—	4,319	5,845	929

Non-current:
- Tax losses	4,532	3,960	2,241	356
- Property and equipment	1,740	2,368	2,750	437
Valuation allowance	(6,272)	(3,960)	(2,241)	(356)

Net non-current deferred tax assets	—	2,368	2,750	437

Total Deferred tax assets	—	6,687	8,595	1,366

Deferred tax liabilities:
Current:
- Intangible assets	694	134	—	—

Current deferred tax liabilities	694	134	—	—

Non-current:
- Intangible assets	139	5	—	—
-Outside basis of domestic VIEs	16,683	—	—	—

Non-current deferred tax liabilities	16,822	5	—	—

Total deferred tax liabilities	17,516	139	—	—

As of December 31, 2010 and 2011, the Company has net tax operating losses from its PRC subsidiaries, as per filed tax returns, of RMB68,676,000 and RMB66,600,000 (US$10,582,000), respectively, which start to expire in 2012. As of December 31, 2010 and 2011, the Company has net tax operating losses from its non-PRC subsidiaries, as per filed tax returns, of RMB10,106,000 and RMB5,262,000 (US$836,000), respectively, which start to expire in 2029.

The benefit of the tax holiday per basic and diluted loss per share is not disclosed, as none of the entities within the Company enjoyed any benefits from tax holiday during the years ended December 31, 2009, 2010 and 2011, because of their accumulated loss position during the tax holiday.

As of December 31, 2011, the Company intends to permanently reinvest the undistributed earnings from other foreign subsidiaries to fund future operations. The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

Unrecognized Tax Positions

As of December 31, 2011, the Company recorded liabilities of RMB23,850,000 (US$3,789,000) for unrecognized tax positions related to under-reported income, unqualified deemed profit filing method, and transfer pricing for certain subsidiaries and VIEs. It is possible that the amount of unrecognized tax positions will change in the next 12 months, however, an estimate of the range of the possible change cannot be made at this time. Unrecognized tax benefits of RMB23,850,000 (US$3,789,000) as at December 31, 2011, if recognized, will impact the effective tax rate.

A roll-forward of accrued unrecognized tax benefits is as follows:

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000

Balance—beginning	42,847	42,265	6,715
Derecognized as a result of the deconsolidation of Shanghai JNet (Note 4(b))	—	(19,738)	(3,136)
Increase based on tax positions related to the current year	289	1,323	210
Decrease due to settlements with tax authorities	(338)	—	—
Reductions as a result of a lapse in statute of limitations	(533)	—	—

Balance—ending	42,265	23,850	3,789

In each of the years ended December 31, 2009 and 2010, the Company reversed interest expense of RMB5,000 and RMB44,000, respectively, and recorded interest expense of RMB715,000 (US$114,000) for the year ended December 31, 2011. The Company reversed penalties of RMB116,000 for the year ended December 31, 2009, and recorded penalty of RMB1,720,000 and RMB1,076,000 (US$171,000) for the years ended December 31, 2010 and 2011, respectively.

As of December 31, 2011, the tax years ended December 31, 2008 through 2011 remain open for statutory examination by the tax authorities.